Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets

Note 5. Intangible Assets

The following table provides information regarding the Company’s intangible assets, which consist of the following:

	June 30, 2016			December 31, 2015			Weighted average amortization period (years)
	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount
Patents	$28,213	$(26,741)	1,472	$28,213	$(13,782)	$14,431	8.60
Customer relationships	1,163	(210)	953	1,163	(62)	1,101	3.91
Trade name	504	(73)	431	504	(21)	483	4.90
Technology	479	(60)	419	479	(18)	461	5.68
Additions:
Software	151	—	151	—	—	—	—
Total intangible assets	$30,510	$(27,084)	$3,426	$30,359	$(13,883)	$16,476
The Company recorded customer relationships, trade name and technology as part of the acquisition of Group Mobile and FLI Charge completed on October 15, 2015. Additionally, during 2016, the Company has capitalized costs for software related to the build-out of Group Mobile’s new website. Amortization has not been recorded for the software as it has not yet been placed into service. The patent assets consist of several major patent portfolios, which were acquired from third parties, as well as a number of internally-developed patents. The costs related to internally-developed patents are expensed as incurred.
The Company’s intangible assets are amortized over their expected useful lives. During the three-month periods ended June 30, 2016 and 2015, the Company recorded amortization expense of $413 and $813, respectively. During the six-month periods ended June 30, 2016 and 2015, the Company recorded amortization expense of $1,264 and $1,617, respectively.
During the three-month period ended June 30, 2016, the Company determined that there were impairment indicators related to certain of its patents. A significant factor considered when making this determination occurred on May 6, 2016, when “Vringo, Inc.” changed its name to “FORM Holdings Corp.” and concurrently announced its repositioning as a holding company of small and middle market growth companies. The Company concluded that this factor was deemed a “triggering” event, which required the related patent assets to be tested for impairment. In performing this impairment test, the Company determined that the patent portfolios, which together represent an asset group, were subject to impairment testing. In the first step of the impairment test, the Company utilized its projections of future undiscounted cash flows based on the Company’s existing plans for the patents. As a result, it was determined that the Company’s projections of future undiscounted cash flows were less than the carrying value of the asset group. Accordingly, the Company performed the second step of the impairment test to measure the impairment by calculating the asset group’s fair value as of May 6, 2016.
As a result, following amortization for the month of April, the Company recorded an impairment charge of $11,937, or 88.7% of the carrying value of the patents prior to impairment. This resulted in a new carrying value of $1,526 on May 6, 2016. The impairment charge is included in amortization and impairment of intangible assets in the condensed consolidated statements of operations. Following the impairment, the Company reevaluated the remaining useful life and concluded that there were no changes in the estimated useful life. There were no impairment indicators related to any of the Company’s other amortizable intangible assets during the period ended June 30, 2016.
The following table provides information regarding the Company’s goodwill, which relates to the purchase of IDG completed on October 15, 2015. There were no indicators of impairment of goodwill as of June 30, 2016.

Group Mobile	$4,106
FLI Charge	757
Total Goodwill	$4,863

Note 6. Goodwill and Intangible Assets

Intangible assets
The following table provides information regarding the Company’s intangible assets, which consist of the following:

	December 31, 2015			December 31, 2014			Weighted average amortization period (years)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$28,213	$(13,782)	$14,431	$28,213	$(10,588)	$17,625	8.60
Additions during the year (Note 5):
Customer relationships	1,163	(62)	1,101	—	—		3.91
Trade name	504	(21)	483	—	—		4.90
Technology	479	(18)	461	—	—		5.68
Total intangible assets	$30,359	$(13,883)	$16,476	$28,213	$(10,588)	$17,625
The Company’s patents consist of three major patent portfolios, which were acquired from third parties, as well as a number of internally developed patents. The costs related to internally developed patents are expensed as incurred.
The Company’s patents and other intangible assets are amortized over their expected useful lives (i.e., through the expiration date of the patent). During the years ended December 31, 2015 and 2014, the Company recorded amortization expense of $3,295 and $3,768, respectively, related to its intangible assets.
During the third quarter of 2014, the Company determined that there were impairment indicators related to certain of its patents. A significant factor that was considered when making this determination included the announcement of the Federal Circuit’s decision on August 15, 2014, in which they held that the claims of the patents-in-suit asserted by I/P Engine against the Defendants are invalid for obviousness. The Company concluded that this factor was deemed a “triggering” event requiring that the related patent assets be tested for impairment during the third quarter of 2014. In performing this impairment test, the Company determined that the patent portfolio containing the patents-in-suit in I/P Engine’s litigation against AOL Inc., Google Inc. et al, which represents an asset group, was subject to impairment testing. In the first step of the impairment test, the Company utilized its projections of future undiscounted cash flows based on the Company’s existing plans for the patents. As a result, it was determined that the Company’s projections of future undiscounted cash flows were less than the carrying value of the asset group. Accordingly, the Company performed the second step of the impairment test to measure the potential impairment by calculating the asset group’s fair value. This resulted in an impairment of $1,355 during the third quarter of 2014, related to the asset group, which represents the difference between the fair value and the carrying value of the asset group. The impairment charge is included in amortization and impairment of intangibles in the consolidated statement of operations for the year ended December 31, 2014. There were no impairment charges related to the Company’s patents during the year ended December 31, 2015.
Estimated amortization expense for each of the five succeeding years, of the Company’s intangible assets at December 31, 2015 is as follows:

Year ending December 31,	Amount
2016	$3,362
2017	3,291
2018	3,268
2019	2,874
2020	1,692
Thereafter	1,989
$16,476

Goodwill

The following table provides information regarding the Company’s goodwill:

	For the year ended December 31,
	2015	2014
Balance as of January 1:	$—	$67,757
Acquisition of IDG (Note 5):
Fli Charge goodwill	757	—
Group Mobile goodwill	4,106	—
Goodwill impairment	—	(67,757)
	$4,863	$—
As of December 31, 2015, goodwill related to the purchase of IDG, which was consummated during the fourth quarter of 2015. There were no indicators of impairment as of December 31, 2015.
The Company performed its annual goodwill impairment test as of December 31, 2014. The Company performed the first step of the goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount, including goodwill. Similar to the interim goodwill impairment test described above, the fair value of the reporting unit was determined using certain valuation techniques, including the estimation of an implied control premium, in addition to the Company’s market capitalization on the measurement date, as the market capitalization is derived on a non-controlling basis. The implied control premium selected was consistent with the control premium utilized in the interim goodwill impairment test described above, as no new significant observable market data of comparable companies was available.
During the fourth quarter of 2014, the Company’s stock price declined and the closing price of the Company’s stock on December 31, 2014 was $5.50. This decline in stock price resulted in a significantly lower market capitalization than that used when performing the interim goodwill impairment test described above. Based upon the first step of the goodwill impairment test performed as of December 31, 2014, the Company determined that the fair value of the reporting unit did not exceed its carrying amount and therefore the second step of the goodwill impairment test was required.
In performing the second step of the goodwill impairment test, the Company compared the carrying value of goodwill to its implied fair value. In estimating the implied fair value of goodwill, the Company assigns the fair value of the reporting unit to all of the assets and liabilities associated with the reporting unit as if the reporting unit had been acquired in a business combination. As part of this step, the Company estimated the fair value of its patents using an income approach. The key assumptions for this approach are projected future cash flows, ranges of royalty rates as determined by management in consultations with valuation experts, and a discount rate which is based on a weighted average cost of capital adjusted for the relevant risk associated with the characteristics of the business and the projected future cash flows. As a result, it was determined that the Company’s intangible assets were not impaired as of December 31, 2014.
Based on the estimated implied fair value of goodwill, the Company recorded an impairment charge of $65,757, to reduce the carrying value of goodwill to its implied fair value, which was determined to be zero. This impairment charge is included in goodwill impairment in the consolidated statement of operations for the year ended December 31, 2014.